Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Inventories (Tables), Inventories [Text Block]	Philips Group Inventories in millions of EUR 2017 - 2018
	2017	2018
Raw materials and supplies	715	876
Work in process	358	366
Finished goods	1,280	1,432
Inventories	2,353	2,674